EQUITY	9 Months Ended
Dec. 31, 2013
Notes to Financial Statements
EQUITY

NOTE 5.                      EQUITY

At a special shareholders meeting held August 13, 2009, the shareholders approved the change of the Company’s name to TOA Distribution Systems Inc, approved charges to the authorized capital which included creation of 10,000,000 shares of preferred stock at a par value of $0.001 per share and increased the authorized common stock to 250,000,000 with a par value of $0.001 per share. As well, the shareholders approved a 10 for 1 forward stock split of the outstanding shares. All share amounts shown in these financial statements have been adjusted retroactively to account for the forward stock split.

In May 2012 we sold our two mineral claims for $25,000. As the sale was made to a related party, the sale amount was recorded to Additional Paid in Capital and not treated as a gain.

As of December 31, 2013 and March 31, 2013 we had zero preferred stock issued and outstanding and had 47,100,060 common shares issued and outstanding, which were issued on the dates and for the purposes listed below.

- 15,000,000 common shares issued to a director for cash at $0.0001 on December 13, 2007

-  600,000 common shares issued for services at $0.0025 on December 13, 2007

-  2,000,000 common shares issued for a mining property at $0.01 on January10, 2008

-  2,400,000 common shares issued for cash at $0.0025 on May 11, 2009

-  4,285,000 common shares issued for accounts payable at $0.0025 on June 1, 2009

-  3,315,000 common shares issued for loan payable at $0.0025 on June 13, 2009

-  2,500,060 common shares issued for a mining property at $0.0025 on June 15, 2009

- 17,000,000 common shares issued for a sub-distribution agreement at $0.0025 on Sept 2, 2009